TYPE                13F-HR
PERIOD              09/30/01
FILER
     CIK            0000898373
     CCC            6u$fhfxf
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-3545

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: SEPTEMBER 30,2001

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       November 06, 2001
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        45

Form 13F Information Table Value Total:    $  317,978
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE      SHARES/   SH/    PUT/INVSTMT  OTHER        VOTING AUTHORITY
       NAME  OF ISSUER        TITLE OF CLACUSIP      (X$1000)   PRN AMT   PRN    CALLDSCRETN  MANAGERSSOLE   SHARED     NONE
---------------------------------------------------- ----------- -------------------------------------------- -------- --------
ACT MANUFACTURE INC.          COM         000973107        1,220   274,794  SH        OTHER   01                 61,200213,594
ACT MANUFACTURE INC.          PUT         000973957        1,621   365,000  SH   PUT  OTHER   01                365,000
ACTION PERFORMANCE COS INC    COM         004933107        3,153   173,170  SH        OTHER   01                173,170
AMERICAN EXPRESS              CALL        025816909        3,037   104,500  SH   CALL OTHER   01                104,500
AMERICAN INTL GROUP           PUT         026874957        7,020    90,000  SH   PUT  OTHER   01                 90,000
AT&T WIRELESS SERVICES INC    COM         001957109       10,182   681,500  SH        OTHER   01                681,500
BOWNE AND CO INC              COM         103043105       12,208 1,202,800  SH        OTHER   01              1,202,800
Brookstone Inc.               COM         114537103        6,049   565,300  SH        OTHER   01                565,300
CAMPBELL RESOURCES INC        COM         134422609          365 1,305,350  SH        OTHER   01              1,305,350
CASY GENERAL STORES, INC.     COM         147528103       10,207   858,488  SH        OTHER   01                858,488
CEMEX                         SPON ADR    151290889        3,595   175,000  SH        OTHER   01                175,000
CONSECO INC                   PUT         208464957        4,519   622,500  SH   PUT  OTHER   01                622,500
EMULEX                        COM         292475209        5,231   550,000  SH        OTHER   01                550,000
FASTENAL CO                   COM         311900104        2,165    38,000  SH        OTHER   01                 38,000
FLEXTRONICS INTL. LTD         ORD         Y2573F102       34,296 2,073,500  SH        OTHER   01              2,073,500
HARMONIC INC                  COM         413160102          691    85,366  SH        OTHER   01                 85,366
IDT CORP CLASS B              CL B        448947309        1,745   180,300  SH        OTHER   01                180,300
IDT CORPORATION               COM         448947101        1,996   173,600  SH        OTHER   01                173,600
INRGANGE TECHNOLOGIES CORP    CL B        45769V206          950   160,000  SH        OTHER   01                160,000
Internet Cap Group 5.5% 12    SUB NT CV   46059CAA4          249    12,500  SH        OTHER   01                 12,500
INTERWOVEN INC                COM         46114T102        7,058 1,828,400  SH        OTHER   01              1,828,400
KULICKE AND SOFFA INDUSTRI    COM         501242101        9,619   882,500  SH        OTHER   01                882,500
Metromedia Intl Group 7.25    PFD CONV    591695200          395    29,500  SH        OTHER   01                 29,500
NASDAQ 100 TR                 UNIT SER 1  631100104       86,216 2,975,000  SH        OTHER   01              2,975,000
NET2PHONE                     COM         64108N106        5,266 1,737,859  SH        OTHER   01              1,737,859
OPTA Food Ingredients Inc.    COM         68381N105        1,188   880,000  SH        OTHER   01                880,000
PRE PAID LEGAL SVCS INC.      PUT         740065957          724    42,000  SH   PUT  OTHER   01                 42,000
RACING CHAMP CORP             COM         750069106          499   108,000  SH        OTHER   01                108,000
RUBIO'S RESTURANT INC.        COM         78116B102        2,868   843,424  SH        OTHER   01                843,424
SANMINA CORP                  COM         800907107       39,219 2,888,000  SH        OTHER   01              2,888,000
SMITH INTERNATIONAL           COM         832110100        2,264    62,200  SH        OTHER   01                 62,200
SYNGENTA AG  ADR'S            SPON ADR    87160A100        6,355   637,400  SH        OTHER   01                637,400
TAKE TWO INTERACTIVE SOFTW    PUT         874054959        1,768   250,000  SH   PUT OTHER    01                250,000
TAKE TWO INTERACTIVE SOFTW    COM         874054109        2,828   450,000  SH        OTHER   01                450,000
TEXAS INTRUMENT               COM         882508104       12,115   485,000  SH        OTHER   01                485,000
THE SPORTS AUTHORITY          COM         849176102          156    39,500  SH        OTHER   01                 39,500
THE STREET.COM INC.           COM         88368Q103        2,425 2,108,464  SH        OTHER   01              2,108,464
TII INDUSTRIES                COM         872479209          169   312,100  SH        OTHER   01                312,100
TRIDENT MICROSYSTEMS          COM         895919108          207    45,000  SH        OTHER   01                 45,000
TRIKON TECHNOLOGIES           COM         896187408          448    53,100  SH        OTHER   01                 53,100
WALGREENS                     PUT         931422959        4,820   140,000  SH   PUT  OTHER   01                140,000
WASHINGTON MUTUAL             COM         939322103       15,277   397,000  SH        OTHER   01                397,000
WASHINGTON MUTUAL             CALL        939322903          577    15,000  SH   CALL OTHER   01                 15,000
WHOLEFOODS INC                PUT         966837956        1,005    32,000  SH   PUT  OTHER   01                 32,000
YANKEE CANDLE CO, INC.        COM         984757104        4,013   234,700  SH        OTHER   01                103,900130,800

 /TEXT
 /DOCUMENT
 /SUBMISSION